Average Annual Total Returns - TCW Securitized Income ETF		12 Months Ended	60 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		8.53%	1.62%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.36%	(0.26%)
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.00%	0.39%
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.30%	4.02%
ICE BofA Low Duration U.S. ABS & CMBS Equal Par Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.89%	3.18%
Bloomberg U.S. Mortgage-Backed Securities (MBS) Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	8.58%	0.33%

[1]	The “After Taxes on Distributions and Sale of Shares” return is higher than the “After Taxes on Distributions” return because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
[3]	The ICE BofA Low Duration U.S. ABS & CMBS Equal Par Index measures the performance of short-term, U.S. dollar-denominated, investment grade, fixed and floating rate asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”) publicly issued in the U.S. domestic market.
[4]	The Bloomberg U.S. Mortgage-Backed Securities (MBS) Index tracks fixed-rate agency mortgage backed pass-through securities guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac.